Long Term Debt Investment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Mar. 31, 2023
Long Term Debt Investment [Abstract]
Long term debt amount		$ 6,000,000
Percentage of loan rate		12.00%
Investment income	$ 534,575